Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Stock Option Activities	A summary of the stock option activities in the year ended on December 31, 2023 is as follows:
	Year ended December 31, 2023
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding on January 1, 2023	2,132,763	21.51	3.30	5,531
Granted	429,500	21.09
Exercised	(558,695)	9.54
Expired and forfeited	(58,068)	14.59

Outstanding on December 31, 2023	1,945,500	24.52	3.71	9,118

Vested and expected to vest	1,945,500	24.52	3.71	9,118

Exercisable on December 31, 2023	796,425	24.78	3.13	$3,604

Schedule of Options Outstanding Under Stock Option Plans	The options outstanding under the Company’s stock option plans as of December 31, 2023 have been separated into ranges of exercise prices as follows:
					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2023	Term	price	2023	Exercisable
		(Years)	$		$

8.49	15,000	0.60	8.49	15,000	8.49
9.49-13.88	52,000	1.36	11.49	52,000	11.49
18.26-22.03	816,500	4.86	20.00	188,425	20.93
22.71-27.28	271,250	2.77	23.43	182,500	22.69
28.6-31.06	723,750	3.29	28.95	325,000	29.12
33.48	67,000	3.92	33.48	33,500	33.48

	1,945,500	3.71	24.52	796,425	24.78

Schedule of Restricted Stock Unit Activities	A summary of the RSU activities in the year ended on December 31, 2023, is as follows:
	Amount of options	Weighted Average Grant-Date Fair Value

Unvested on January 1, 2023	139,144	26.56
Granted	7,500	19.96
Vested	(34,329)	24.47
Expired and forfeited	(39,492)	24.56
Unvested on December 31, 2023	72,823	27.95